COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Asset disposal accrual [Member]
Operating Leased Assets [Line Items]
Accrued balance as of January 1, 2022	$ 2,250
Expenses accrued	0
Accruals related to assets	521
Cash payments	(808)
Accrued balance as of December 31, 2022	1,963
Other Restructuring costs accrual [Member]
Operating Leased Assets [Line Items]
Accrued balance as of January 1, 2022	0
Expenses accrued	10,684
Accruals related to assets	2,654
Cash payments	(5,703)
Accrued balance as of December 31, 2022	$ 7,635